FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September | FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September
Prospectus [Line Items]
Annual Return [Percent]	8.49%	16.50%